Derivative and Hedging Activities - Schedule of Derivative Instruments in Statement of Financial Positions, Fair Value (Details) - Significant Other Observable Inputs Level 2 - Swap - USD ($)
$ in Thousands
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivatives, at fair value	$ (16,385)	$ (5,461)	$ 5,639
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivatives, at fair value	5,699	5,245	1,884
Interest rate swaps, net | Designated as Hedging Instrument | Derivative Financial Instruments, Assets | GBP-USD Forwards
Derivatives, Fair Value [Line Items]
Derivative assets, at fair value	0	567	18
Interest rate swaps, net | Designated as Hedging Instrument | Derivative Financial Instruments, Liabilities | GBP-USD Forwards
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value	(11,443)	(3,313)	(4,353)
Interest rate swaps, net | Designated as Hedging Instrument | Derivative Financial Instruments, Liabilities | EUR-USD Forwards
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value	(4,942)	(2,715)	(1,315)
Interest rate swaps, net | Not Designated as Hedging Instrument | Derivative Financial Instruments, Liabilities | EUR-USD Forwards
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value	(860)	0
Foreign currency swaps | Designated as Hedging Instrument | Derivative Financial Instruments, Assets | GBP-USD Forwards
Derivatives, Fair Value [Line Items]
Derivative assets, at fair value		0	4,517
Foreign currency swaps | Designated as Hedging Instrument | Derivative Financial Instruments, Assets | EUR-USD Forwards
Derivatives, Fair Value [Line Items]
Derivative assets, at fair value		0	7,219
Foreign currency swaps | Designated as Hedging Instrument | Derivative Financial Instruments, Liabilities | GBP-USD Forwards
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value		0	(447)
Foreign currency swaps | Not Designated as Hedging Instrument | Derivative Financial Instruments, Assets | GBP-USD Forwards
Derivatives, Fair Value [Line Items]
Derivative assets, at fair value	948	509	0
Foreign currency swaps | Not Designated as Hedging Instrument | Derivative Financial Instruments, Assets | EUR-USD Forwards
Derivatives, Fair Value [Line Items]
Derivative assets, at fair value	1,607	2,533	0
Foreign currency forwards, net | Not Designated as Hedging Instrument | Derivative Financial Instruments, Assets | GBP-USD Forwards
Derivatives, Fair Value [Line Items]
Derivative assets, at fair value	2,990	1,090	1,148
Foreign currency forwards, net | Not Designated as Hedging Instrument | Derivative Financial Instruments, Assets | EUR-USD Forwards
Derivatives, Fair Value [Line Items]
Derivative assets, at fair value	$ 1,014	$ 1,113	$ 736